14. Property and equipment (Details 1) - BRL (R$) R$ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, cost	R$ 15,435	R$ 14,677
Property and equipment, accumulated depreciation	(5,785)	(5,539)
Property and equipment, net	9,650	9,138	R$ 9,182
Finance lease
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, cost	125	129
Property and equipment, accumulated depreciation	(96)	(94)
Property and equipment, net	29	35	43
Land
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, cost	1,366	1,362
Property and equipment, accumulated depreciation	0	0
Property and equipment, net	1,366	1,362	1,414
Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, cost	2,585	2,705
Property and equipment, accumulated depreciation	(812)	(935)
Property and equipment, net	1,773	1,770	1,856
Buildings | Finance lease
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, cost	43	43
Property and equipment, accumulated depreciation	(23)	(23)
Property and equipment, net	20	20	20
Leasehold Improvements
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, cost	5,868	5,310
Property and equipment, accumulated depreciation	(2,025)	(1,818)
Property and equipment, net	3,843	3,492	3,284
Machinery and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, cost	2,957	2,828
Property and equipment, accumulated depreciation	(1,649)	(1,566)
Property and equipment, net	1,308	1,262	1,340
Facilities
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, cost	865	817
Property and equipment, accumulated depreciation	(364)	(330)
Property and equipment, net	501	487	433
Furniture and fixtures
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, cost	1,287	1,209
Property and equipment, accumulated depreciation	(692)	(669)
Property and equipment, net	595	540	543
Furniture and fixtures | Finance lease
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, cost	14	14
Property and equipment, accumulated depreciation	(11)	(10)
Property and equipment, net	3	4	6
Vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, cost	8	8
Property and equipment, accumulated depreciation	(7)	(7)
Property and equipment, net	1	1	2
Construction in progress
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, cost	176	126
Property and equipment, accumulated depreciation	0	0
Property and equipment, net	176	126	204
Other
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, cost	198	183
Property and equipment, accumulated depreciation	(140)	(120)
Property and equipment, net	58	63	63
Total property and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, cost	15,310	14,548
Property and equipment, accumulated depreciation	(5,689)	(5,445)
Property and equipment, net	9,621	9,103	9,139
Equipment | Finance lease
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, cost	23	26
Property and equipment, accumulated depreciation	(20)	(20)
Property and equipment, net	3	6	9
IT equipment | Finance lease
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, cost	45	46
Property and equipment, accumulated depreciation	(42)	(41)
Property and equipment, net	R$ 3	R$ 5	R$ 8